Consolidated statements of financial position - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Goodwill	£ 1,482	£ 1,628
Deferred acquisition costs and other intangible assets	11,011	10,807
Property, plant and equipment	789	743
Reinsurers' share of insurance contract liabilities	9,673	10,051
Deferred tax assets	2,627	4,315
Current tax recoverable	613	440
Accrued investment income	2,676	3,153
Other debtors	2,963	3,019
Investment properties	16,497	14,646
Investment in joint ventures and associates accounted for using the equity method	1,416	1,273
Loans	17,042	15,173
Equity securities and portfolio holdings in unit trusts	223,391	198,552
Debt securities	171,374	170,458
Derivative assets	4,801	3,936
Other investments	5,622	5,465
Deposits	11,236	12,185
Assets held for sale	38	4,589
Cash and cash equivalents	10,690	10,065
Total assets	493,941	470,498
Equity
Shareholders' equity	16,087	14,666
Non-controlling interests	7	1
Total equity	16,094	14,667
Liabilities
Insurance contract liabilities	328,172	316,436
Investment contract liabilities with discretionary participation features	62,677	52,837
Investment contract liabilities without discretionary participation features	20,394	19,723
Unallocated surplus of with-profits funds	16,951	14,317
Core structural borrowings of shareholder-financed operations	6,280	6,798
Operational borrowings attributable to shareholder-financed operations	1,791	2,317
Borrowings attributable to with-profits operations	3,716	1,349
Obligations under funding, securities lending and sale and repurchase agreements	5,662	5,031
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	8,889	8,687
Deferred tax liabilities	4,715	5,370
Current tax liabilities	537	649
Accruals, deferred income and other liabilities	14,185	13,825
Provisions	1,123	947
Derivative liabilities	2,755	3,252
Liabilities held for sale		4,293
Total liabilities	477,847	455,831
Total equity and liabilities	493,941	470,498
Lent securities and assets subject to repurchase agreements, included within equity securities and portfolio holdings in unit trusts, debt securities and other investments	£ 8,232	£ 8,545